Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Estimate of Fair Value Measurement Market Approach Valuation USD ($)	Dec. 31, 2013 Funds receivable USD ($)	Dec. 31, 2012 Funds receivable USD ($)	Dec. 31, 2013 Maximum	Dec. 31, 2013 Maximum Cash and Cash Equivalents	Dec. 31, 2013 Minimum	Feb. 08, 2012 Beijing SouFun Information Consultancy Co., Ltd ("Beijing Information") USD ($)	Dec. 31, 2013 Beijing SouFun Information Consultancy Co., Ltd ("Beijing Information") Maximum CNY	Dec. 31, 2013 Beijing SouFun Information Consultancy Co., Ltd ("Beijing Information") Minimum CNY	Dec. 23, 2013 Guangxi Overseas Talent Industrial Park Investment Co., Ltd. ('Guangxi Overseas Talent') USD ($)
Significant Accounting Policies [Line Items]
Disposition of equity interest										90.00%			60.00%
Disposal of equity interest, consideration received
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners													40.00%
Disposed entity, Carrying amount of net assets													1,707,000
Disposed entity, Carrying amount of net assets reatined by company													1,204,000
Return of share capital to noncontrolling interest holder upon disposal of a PRC Domestic Entity's subsidiary	683,000												683,000
Cash equivalents maturity period							90 days
Short term investments maturity period							365 days	90 days	90 days
Other than temporary impairment losses investments available for sale securities		14,000	4,343,000
Allowance for doubtful accounts	15,019,000	12,122,000			0	0
Estimated fair value of convertible senior notes				357,875,000
Customers discount on purchase											20,000.00	5,000.00
Commission rate							15.00%		5.00%
Service period							36 months		1 month
Business tax and surcharges	38,783,000	28,901,000	21,118,000
Business tax rate	5.00%
Value added tax rate	6.00%
Advertising costs	$ 8,627,000	$ 6,525,000	$ 5,130,000
Capital lease description	A lease is a capital lease if any of the following conditions exists (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property's estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Percentage of estimated remaining economic life for lease term	75.00%
Percentage of fair value of leased property	90.00%
Percentage threshold for recognition of tax position that meet more likely than not measured at largest amount of tax benefit	50.00%